LEGAL MATTERS	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
LEGAL MATTERS

NOTE 7 – LEGAL MATTERS

In March 2012 a note holder of South Uintah Gas Properties, Inc., Bridge Industries, LLC filed a complaint against the Company in the Circuit Court of the Eighteenth Judicial Circuit, Seminole County, Florida, alleging in general breach of contract and seeking return of all monies lent to South Uintah Gas Properties, Inc. of $400,000, the value of 1,000,000 shares of the Company’s common stock and other equity appreciation, and compensation for services and costs. The Company is evaluating the action and its response, and the outcome of the case is currently unknown.